The Gabelli Go Anywhere Trust

Schedule of Investments — September 30, 2020 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 55.3%
	Health Care — 9.3%
40,000	Achaogen Inc.†	$402
5,000	Aimmune Therapeutics Inc.†	172,250
23,000	Bausch Health Cos. Inc.†	357,420
14,000	Clovis Oncology Inc.†	81,620
4,000	Covetrus Inc.†	97,600
16,500	Cutera Inc.†	313,005
5,000	Idorsia Ltd.†	134,303
1,500	Immunomedics Inc.†	127,545
7,000	IntriCon Corp.†	85,260
25,000	Momenta Pharmaceuticals Inc.†	1,312,000
2,700	NeoGenomics Inc.†	99,603
1,000	Patterson Cos. Inc.	24,105

		2,805,113

	Financial Services — 5.4%
8,400	Citigroup Inc.	362,124
2,000	Flushing Financial Corp.	21,040
3,900	Icahn Enterprises LP.	192,348
28,000	MoneyGram International Inc.†	79,100
5,000	National General Holdings Corp.	168,750
5,000	Steel Partners Holdings LP†	30,870
11,000	The Bank of New York Mellon Corp.	377,740
1,000	The PNC Financial Services Group Inc.	109,910
4,000	Waddell & Reed Financial Inc., Cl. A	59,400
9,000	Wells Fargo & Co.	211,590

		1,612,872

	Machinery — 3.8%
9,000	Astec Industries Inc.	488,250
72,000	CNH Industrial NV, Borsa Italiana†	561,203
18,000	Twin Disc Inc.†	91,080

		1,140,533

	Cable and Satellite — 3.7%
24,500	Iridium Communications Inc.†	626,710
95,000	WideOpenWest Inc.†	493,050

		1,119,760

	Computer Software and Services — 3.4%
9,000	Diebold Nixdorf Inc.†	68,760
13,000	Digi International Inc.†	203,190
7,500	FireEye Inc.†	92,588
26,000	Hewlett Packard Enterprise Co.	243,620
500	Rockwell Automation Inc.	110,340
10,000	Rosetta Stone Inc.†	299,800

		1,018,298

	Building and Construction — 3.4%
500	Arcosa Inc.	22,045
36,000	Armstrong Flooring Inc.†	124,200
1,000	Bouygues SA	34,728

		Market
Shares		Value
21,000	Herc Holdings Inc.†	$831,810

		1,012,783

	Entertainment — 3.1%
3,000	Cherry AB, Cl. B†(a)	29,143
48,000	Grupo Televisa SAB, ADR†	296,640
7,000	Liberty Media Corp.-Liberty Braves, Cl. A†	146,160
28,800	Sirius XM Holdings Inc.	154,368
11,000	ViacomCBS Inc., Cl. B.	308,110

		934,421

	Equipment and Supplies — 3.0%
10,000	Flowserve Corp.	272,900
21,000	Mueller Industries Inc.	568,260
1,000	Stratasys Ltd.†	12,470
2,700	The Eastern Co.	52,704

		906,334

	Food and Beverage — 2.8%
400	Chr. Hansen Holding A/S	44,461
1,000	Diageo plc, ADR	137,660
10,000	Farmer Brothers Co.†	44,200
600	National Beverage Corp.†	40,806
1,000	Nestlé SA	118,712
700	Pernod Ricard SA	111,741
1,200	Remy Cointreau SA	219,202
1,000	The J.M. Smucker Co.	115,520

		832,302

	Real Estate — 2.6%
14,000	Griffin Industrial Realty Inc.	748,300
28,000	Trinity Place Holdings Inc.†	39,480

		787,780

	Diversified Industrial — 1.9%
1,200	EnPro Industries Inc.	67,692
5,000	Griffon Corp.	97,700
2,800	Hyster-Yale Materials Handling Inc.	104,020
12,000	Myers Industries Inc.	158,760
3,000	Textron Inc.	108,270
2,500	Trinity Industries Inc.	48,750

		585,192

	Consumer Products — 1.9%
6,500	Edgewell Personal Care Co.†	181,220
4,000	Energizer Holdings Inc.	156,560
20,000	Mattel Inc.†	234,000

		571,780

	Energy and Utilities — 1.9%
4,500	Dril-Quip Inc.†	111,420
9,000	Mueller Water Products Inc., Cl. A	93,510
4,600	National Fuel Gas Co.	186,714
7,000	The AES Corp.	126,770

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The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
1,400	UGI Corp.	$46,172

		564,586

	Specialty Chemicals — 1.7%
25,000	GCP Applied Technologies Inc.†	523,750

	Telecommunications — 1.4%
8,500	CenturyLink Inc.	85,765
32,000	Sistema PJSC FC, GDR	171,520
4,600	United States Cellular Corp.†	135,838
27,000	VEON Ltd., ADR	34,020

		427,143

	Automotive: Parts and Accessories — 1.3%
8,000	Dana Inc	98,560
7,000	Navistar International Corp.†	304,780

		403,340

	Retail — 1.0%
1,200	Cars.com Inc.†	9,696
600	Ingles Markets Inc., Cl. A	22,824
20,500	Lands’ End Inc.†	267,115

		299,635

	Home Furnishings — 1.0%
4,000	Bassett Furniture Industries Inc.	54,720
4,200	Hunter Douglas NV†	244,739

		299,459

	Media — 0.8%
12,000	Sinclair Broadcast Group Inc., Cl. A	230,760

	Metals and Mining — 0.5%
10,000	Freeport-McMoRan Inc.	156,400

	Publishing — 0.5%
1,500	Meredith Corp.	19,680
11,000	The E.W. Scripps Co., Cl. A	125,840

		145,520

	Agriculture — 0.5%
3,000	Bunge Ltd.	137,100

	Transportation — 0.2%
1,000	GATX Corp.	63,750

	Aerospace — 0.2%
1,400	Allied Motion Technologies Inc.	57,792

	TOTAL COMMON STOCKS	16,636,403

		Market
Shares		Value
	CLOSED-END FUNDS — 0.2%
3,000	Altaba Inc., Escrow†	$67,950

	RIGHTS — 0.3%
	Health Care — 0.1%
10,000	Dova Pharmaceuticals Inc., CVR†	5,000
25,000	Innocoll, CVR†(a)	0
10,000	Ipsen SA/Clementia, CVR†(a)	13,500
3,600	Ocera Therapeutics, CVR†(a)	540

		19,040

	Metals and Mining — 0.2%
67,000	Pan American Silver Corp., CVR†	52,253

	TOTAL RIGHTS	71,293

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,155	Weatherford International plc, expire 12/13/23†	150

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 44.2%
	U.S. Cash Management Bill — 0.5%
$165,000	0.094%††, 11/10/20	164,988

	U.S. Treasury Bills — 43.7%
13,135,000	0.080% to 0.165%†††, 10/01/20 to 03/25/21	13,132,429

	TOTAL U.S. GOVERNMENT OBLIGATIONS	13,297,417

	TOTAL INVESTMENTS — 100.0% (Cost $29,996,238)	$30,073,213

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
†††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

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